Segment Reporting (Tables)	12 Months Ended
Dec. 31, 2025
Segment Reporting
Schedule of information about reportable segment

	Year Ended December 31,
	2025	2024

	(In thousands)
Banking Segment
Total interest income	$41,489	$39,521
Total interest expense	15,029	14,721
Net interest income	26,460	24,800
Provision for credit loss expense	674	299
Net interest income after provision for credit losses	25,786	24,501
Noninterest income	6,019	4,460
Noninterest expense (including taxes)	24,052	21,559
Net income	7,753	7,402
Net income (consolidated financial statement of income)	$7,753	$7,402
Total assets Banking segment	$857,445	$816,656
Total assets (consolidated balance sheets)	$857,445	$816,656